IMPACT MANAGEMENT INVESTMENT TRUST

                          IMPACT TOTAL RETURN PORTFOLIO

                                 CLASS A SHARES
                                 CLASS F SHARES
                                 CLASS R SHARES

      SUPPLEMENT DATED MAY 3, 2002 TO THE PROSPECTUS DATED JANUARY 28, 2002

--------------------------------------------------------------------------------

The information in this Supplement updates the corresponding information in the prospectus dated January 28, 2002 of the Impact Total Return Portfolio - Class A Shares, Class F Shares, Class R Shares (the "Prospectus").

     1. The investment results for the Class R Shares in the calendar years 1999 and 2000, reported in the bar chart under the heading "Performance of the Portfolio" of the Portfolio Summary section on page 2 of the Prospectus is hereby changed for 1999 from 14.36% to 14.57% and for 2000 from 31.40% to 34.01%.

     2. The expense example under the heading "Fees and Expenses of the Portfolio" of the Portfolio Summary section beginning on pages 3 and carrying over to page 4 of the Prospectus is deleted and replaced in its entirety as set forth below:

     "EXAMPLE

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) full redemption at the end of each time period, and
     (3) operating expenses remain the same. Actual expenses in the future may be greater or lesser than those shown.

                                     1 Year     3 Years     5 Years     10 Years
                                    --------    --------    --------    --------
     Class A:                        $  754      $1,139      $1,563      $2,823
     Class F:                        $  190      $  598      $1,048      $2,385
     Class R:                        $  267      $  841      $1,474      $3,353

     This example should not be considered a representation of past or future expenses or performance."

                       IMPACT MANAGEMENT INVESTMENT TRUST

                          IMPACT TOTAL RETURN PORTFOLIO

                           INSTITUTIONAL CLASS SHARES

      SUPPLEMENT DATED MAY 3, 2002 TO THE PROSPECTUS DATED JANUARY 28, 2002

--------------------------------------------------------------------------------

The information in this Supplement updates the corresponding information in the prospectus dated January 28, 2002 of the Impact Total Return Portfolio - Institutional Class Shares (the "Prospectus").

     1. The investment results for the Class R Shares in the calendar years 1999 and 2000, reported in the bar chart under the heading "Performance of the Portfolio" of the Portfolio Summary Section on page 2 of the Prospectus is hereby changed for 1999 from 14.36% to 14.57% and for 2000 from 31.40% to 34.01%.

     2. The expense example under the heading "Fees and Expenses of the Portfolio" of the Portfolio Summary section on pages 5 of the Prospectus is deleted and replaced in its entirety as set forth below:

"EXAMPLE

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) full redemption at the end of each time period, and (3) operating expenses remain the same. Actual expenses in the future may be greater or lesser than those shown.

                                     1 Year     3 Years     5 Years     10 Years
                                    --------    --------    --------    --------
     Institutional Class:            $  164      $  517      $  906      $2,062

     This example should not be considered a representation of past or future expenses or performance."

                       IMPACT MANAGEMENT INVESTMENT TRUST

                             IMPACT 25 Variable Fund
                        Schneider Large Cap Variable Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 28, 2002

                           AS AMENDED ON MAY 3, 2002

     This Statement of Additional Information is not a prospectus, but supplements and should be read in conjunction with the prospectus for IMPACT 25 Variable Fund and Schneider Large Cap Variable Fund, dated January 28, 2002. To receive a copy of the prospectus, call toll-free, at 1-800-556-5856. Retain this Statement of Additional Information for future reference.

     Shares of the  portfolios  are offered only to insurance  company  separate
accounts  funding   variable  life  insurance   policies  and  variable  annuity
contracts.

                                TABLE OF CONTENTS

INFORMATION ABOUT THE TRUST ................................................   1

INVESTMENT STRATEGIES, POLICIES AND RISKS ..................................   1

IMPACT PORTFOLIO AND SCHNEIDER PORTFOLIO ...................................   1

   Restricted And Illiquid Securities ......................................   1
   Temporary Investments ...................................................   1
   When-Issued And Delayed Delivery Transactions ...........................   2
   Repurchase Agreements ...................................................   2
   Securities Of Other Investment Companies ................................   2
   Portfolio Turnover ......................................................   3

IMPACT PORTFOLIO ...........................................................   3

   Options Transactions ....................................................   3
   Cover Requirements ......................................................   3
   Options Strategies ......................................................   3
   Options Guidelines ......................................................   4
   Risks of Options Trading ................................................   4

INVESTMENT LIMITATIONS .....................................................   5

   Concentration of Investments ............................................   5
   Investing in Real Estate ................................................   5
   Buying on Margin ........................................................   5
   Selling Short ...........................................................   5
   Issuing Senior Securities And Borrowing Money ...........................   5
   Lending Cash or Securities ..............................................   6
   Underwriting ............................................................   6
   Commodities or Commodity Contracts ......................................   6
   Diversification of Investments ..........................................   6

MANAGEMENT OF THE PORTFOLIOs ...............................................   6

TRUST OWNERSHIP ............................................................   8

INVESTMENT ADVISORY SERVICES ...............................................   8

   Investment Advisers .....................................................   8
   Advisory Fees ...........................................................   8

DISTRIBUTION OF SHARES .....................................................   8

   Distribution Plans ......................................................   8

CODE OF ETHICS .............................................................   9

ADMINISTRATIVE SERVICES, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT ......   9

   Custodian ...............................................................   9
   Independent Auditors ....................................................   9

BROKERAGE TRANSACTIONS .....................................................   9

SHARES OF BENEFICIAL INTEREST ..............................................  10

   General Information .....................................................  10
   Voting Rights ...........................................................  10
   Massachusetts Partnership Law ...........................................  11

PURCHASING AND REDEEMING SHARES ............................................  11

TAX STATUS .................................................................  11

PERFORMANCE INFORMATION ....................................................  12

Performance Comparisons ....................................................  12

                           INFORMATION ABOUT THE TRUST

     IMPACT 25 Variable Fund ("IMPACT Portfolio") is a non-diversified portfolio, and Schneider Large Cap Variable Fund ("Schneider Portfolio") is a diversified portfolio, of Impact Management Investment Trust ("IMIT"). IMIT was established as a Massachusetts business trust under a Declaration of Trust dated December 18, 1996. IMIT is an open-end management investment company. As of the date of this Statement of Additional Information, IMIT consists of four series, IMPACT Total Return Portfolio, Schneider Large Cap Variable Fund, IMPACT 25 Fund, and IMPACT 25 Variable Fund.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

     Information concerning each portfolio's non-fundamental investment objective, investment program and the primary risks associated with that investment program are set for the prospectus under the heading "Investment Policies and Risks." There can be no assurance that any portfolio will achieve its objective. The following discussion of investment policies supplements the discussion of the investment strategies and risks set forth in the prospectus.

                    IMPACT PORTFOLIO AND SCHNEIDER PORTFOLIO

     Each portfolio may invest in the following investment vehicles:

     RESTRICTED AND ILLIQUID SECURITIES. The portfolios expect that any restricted securities acquired would be either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and other securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable. Each portfolio will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by Trustees to be liquid.

     TEMPORARY INVESTMENTS. Each portfolio may invest in the following temporary investments for defensive purposes:

     Money Market Instruments
     ------------------------

     A portfolio may invest in the following money market instruments:

     o instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC; and

     o prime commercial paper (rated A-1 by Standard and Poor's Ratings Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.).

     U.S. Government Obligations
     ---------------------------

     The types of U.S. government obligations in which a portfolio may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     o    the full faith and credit of the U.S. Treasury;

     o    the issuer's right to borrow from the U.S. Treasury;

     o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

     o    the credit of the agency or instrumentality issuing the obligations.

     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

     o    Federal Farm Credit Banks;

     o    Federal Home Loan Banks;

     o    Federal National Mortgage Association;

     o    Student Loan Marketing Association; and

     o    Federal Home Loan Mortgage Corporation.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each portfolio may purchase and sell securities on a "when issued" or "delayed delivery" basis. "When-issued" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued transactions may be expected to occur a month or more before delivery is due. Delayed delivery is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a portfolio until it receives payment or delivery from the other party to any of the above transactions. It is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. A portfolio will maintain a separate account of cash or liquid securities at least equal to the value of purchase commitments until payment is made. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made although the portfolio may earn income on securities it has deposited in a segregated account.

     Each portfolio may engage in these types of purchases in order to buy securities that fit with its investment objectives at attractive prices - not to increase its investment leverage. Each Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

     REPURCHASE AGREEMENTS. Each portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' acceptances and other securities outlined above under "Temporary Investments." In a repurchase agreement, a portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller is required to maintain the value of securities subject to the agreement at not less than 100% of the repurchase price. The value of the securities purchased will be evaluated daily, and the adviser will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence. The use of repurchase agreements involves certain risks. For example, a default by the seller of the agreement may cause a portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. A portfolio might also incur disposition costs in liquidating the collateral. While the portfolios' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures. The portfolios will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the portfolios' investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

     SECURITIES OF OTHER INVESTMENT COMPANIES. Each portfolio may invest up to 10% of its assets in securities of other investment companies. Since all investment companies incur certain operating expenses, such as management fees and accounting fees, similar to the expenses of the portfolios, any investment by a portfolio in shares of another investment company would involve duplication of such expenses.

     PORTFOLIO TURNOVER. Although the portfolios do not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the adviser believe it is appropriate to do so in light of a portfolio's investment objective, without regard to the length of time a particular security may have been held. The portfolios will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve each portfolio's investment objective.

     In addition to the foregoing investment policies, the IMPACT Portfolio is subject to the following specific investment polices:

                                IMPACT PORTFOLIO

     OPTIONS TRANSACTIONS. The IMPACT Portfolio may purchase call options on securities that the adviser intends to include in the Portfolio in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The portfolio may purchase put options to hedge against a decline in the market value of securities held in the portfolio or in an attempt to enhance return. The portfolio may write (sell) put and covered call options on securities in which it is authorized to invest.

     Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded.

     COVER REQUIREMENTS. The portfolio will not use leverage in its options strategies. Accordingly, the portfolio will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the portfolio's assets could impede portfolio management, or the portfolio's ability to meet redemption requests or other current obligations.

     OPTIONS STRATEGIES. The portfolio may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

     The portfolio may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the portfolio to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the portfolio either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

     The portfolio may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the portfolio to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Portfolio below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the portfolio realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

     The portfolio may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the portfolio may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a the Portfolio purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

     The portfolio may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the portfolio declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the portfolio. If, however, there is an increase in the market price of the underlying security and the option is exercised, the portfolio will be obligated to sell the security at less than its market value.

     The portfolio may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the portfolio will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the portfolio would expect to suffer a loss.

     OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, the portfolio has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

     (1) the portfolio will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

     (2) the portfolio will not write options if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

     RISKS OF OPTIONS TRADING. The portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. If the portfolio wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the portfolio may purchase a put or a call option of the same portfolio (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the portfolio may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit the portfolio to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a portfolio is unable to effect a closing purchase transaction with respect to options it has acquired, the portfolio will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the portfolio will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the portfolio may experience material losses due to losses on the option transaction itself and in the covering securities.

     In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

     (1) The value of an option position will reflect, among other things, the current market price of the underlying security, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets.

     (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the portfolio is exercised or unless a closing transaction is effected with respect to that position, the portfolio will realize a loss in the amount of the premium paid and any transaction costs.

     (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

     (4) The portfolio's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the portfolio also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

                             INVESTMENT LIMITATIONS

     The investment objectives of the portfolios and certain investment limitations set forth herein are fundamental policies of the portfolios. A portfolio's fundamental limitations cannot be changed without the consent of the holders of a majority of its outstanding shares.

     Unless otherwise stated, each Portfolio is subject to the following limitations which are fundamental policies of the portfolios.

     CONCENTRATION OF INVESTMENTS. No portfolio will purchase securities if, as a result of such purchase, 25% or more of the value of its total assets at the time of purchase would be invested in any one industry. However, a portfolio may at times invest 25% or more of the value of its total net assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such instruments.

     INVESTING IN REAL ESTATE. No portfolio will purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate, or in securities which are secured by real estate or interests in real estate.

     BUYING ON MARGIN. No portfolio will purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.

     SELLING SHORT. No portfolio will sell securities short.

     ISSUING SENIOR SECURITIES AND BORROWING MONEY. No portfolio will issue senior securities, except as permitted by its investment objective and policies, and except that a portfolio may borrow money only in amounts up to one-third of the value of its net assets, including the amounts borrowed. Any such borrowings shall be from banks. A portfolio will borrow money only as a temporary, extraordinary, or emergency measure, to facilitate management of the portfolio by enabling the portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A portfolio will not purchase any securities while any such borrowings are outstanding.

     LENDING CASH OR SECURITIES. No portfolio may lend any of its assets except portfolio securities; however, it is not anticipated that any of the portfolios will lend its portfolio securities.

     UNDERWRITING. No portfolio will underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     COMMODITIES OR COMMODITY CONTRACTS. No Portfolio will purchase or sell any commodities, or commodities contracts, including futures.

     DIVERSIFICATION OF INVESTMENTS. With respect to 75% of its assets, the Schneider Portfolio will not purchase the securities of any issuer (other than securities of the U.S. government, its agencies, or instrumentalities, or instruments secured by securities of such issuers, such as repurchase agreements) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer, nor will the Schneider Portfolio acquire more than 10% of any class of voting securities of any issuer. For these purposes, the Schneider Portfolio takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

     The following limitations are non-fundamental policies, which means that they may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Each portfolio has no present intent to borrow money in excess of 5% of the value of its total assets.

                          MANAGEMENT OF THE PORTFOLIOS

     IMIT and the portfolios are managed by a Board of Trustees. The Trustees appoint officers to the portfolios, and oversee the management and operations of the portfolios. Officers and Trustees are listed with their addresses, birth dates, present positions with IMIT, and principal occupations.

Name:                    Gerald L. Bowyer*
Birthdate:               August 31, 1962
Address:                 820 Pine Hollow Road
                         McKees Rocks, PA 15136
Position with
Portfolio:               Chairman  of the Board of Trustees  and Chief  Economic
                         Adviser of IMIT

Occupation:              Host of "The Jerry Bowyer Program",  a daily Pittsburgh
                         radio program  launched in 1999,  focusing on business,
                         leadership,  politics  and current  events.  President,
                         Allegheny   Institute  (a  non-partisan   research  and
                         educational institute) from 1995 to 2001; host of "Focus on the Issues," a syndicated public affairs television program originating on WPCB, Cornerstone
                         TeleVision. Director of Jordan American Holdings, Inc., since June 2001

Name:                    A.J. Elko*
Birthdate:               September 4, 1963
Address:                 333 West Vine Street, Suite 206
                         Lexington, KY 40507
Position with
Portfolio:               President

Occupation:              President  and  Chief   Executive   Officer  of  Jordan
                         American  Holdings,  Inc since  2001.  Chief  Operating
                         Officer and Chief Financial  Officer of Jordan American
                         Holdings,  Inc.  from 1999 to 2001.  Vice-President  of
                         IMPACT Financial  Network,  Inc. since 1999 , President
                         of IMPACT Administrative  Services, Inc. since 2001 and
                         President  of IMPACT Tax and  Business  Services,  Inc.
                         since  October,   2000.  Chief  Operating  Manager  and
                         founder of A.J. Elko & Associates, LLC, (a tax planning and tax preparation services company) from 1995 to 2000.

Name:                    Oleen Eagle
Birthdate:               September 28, 1930
Address:                 3215 Chestnut Street
                         Murrysville, PA 15668
Position with
Portfolio:               Trustee

Occupation:              President of Cornerstone  TeleVision  since 1987,  Vice
                         and   General   Manager  of   Cornerstone   TeleVision,
                         1976--1987,  President  and  Director of Group C (a for
                         profit  subsidiary  of  Cornerstone  TeleVision)  since
                         1991, Vice President and Director of Christian  Advance
                         International   (a   nonprofit   Christian   missionary
                         organization) since 1985.

Name:                    Mark Dreistadt
Birthdate:               July 27, 1954
Address:                 133 Harvest Lane
                         Harrison City, PA 15636
Position with
Portfolio:               Trustee

Occupation:              Vice  President  of   Administration   and  Finance  at
                         Cornerstone TeleVision since January 2000. From January
                         1999 to  December  2000,  General  Manager  of WPXU,  a
                         Paxson Family television station, in Decatur, Illinois.
                         From January 1989 to December 1998,  General Manager at
                         FHL Television, which was acquired by Paxson in 1999.

Name:                    Emmett A. Pais, CPA*
Birthdate:               November 14, 1963
Address:                 185 Mary Ellen Drive
                         North Versailles, PA 15137
Position with
Portfolio:               Secretary and Treasurer

Occupation:              CFO of  Jordan  American  Holdings,  Inc.  since  2001.
                         Accounting  and Tax Manager of IMPACT Tax and  Business
                         Services, Inc. since 2000. Tax preparer and accountant for John W. Sinichak, CPA from 1998 to 2000. Staff auditor for audit department of USBANCORP, Inc. from 1997 to 1998.

* An "interested person" of IMIT, as defined in the Investment Company Act of 1940, as amended.

     Trustees who are not interested persons of IMIT or the adviser receive compensation of $500 per meeting attended. For the fiscal year ended September 30, 2001, the non-interested trustees of IMIT received the following compensation:

      Trustee            Compensation from IMIT     Total Compensation from IMIT
      -------            ----------------------     ----------------------------

    Oleen Eagle                  $2,000                        $2,000
   Mark Dreistadt                $1,500                        $1,500
Gerald L. Bowyer (1)             $1,500                        $1,500

     (1) Mr. Bowyer became an interested person of IMIT in June of 2001 in connection with his election to the board of directors of Jordan American Holdings, Inc. See "Investment Adviser" below.

                                 TRUST OWNERSHIP

     As of January 28, 2001, officers and Trustees of IMIT owned individually and together less than 1% of IMIT's outstanding Shares.

                          INVESTMENT ADVISORY SERVICES

     INVESTMENT ADVISERS. Schneider Capital Management ("Schneider Capital") is the investment adviser of the Schneider Portfolio, and Equity Assets Management, Inc. ("EAM"), a wholly owned subsidiary of Jordan American Holdings Inc, is the investment adviser of the IMPACT Portfolio. W. Neal Jordan and the Kirkland S. & Rena B. Lamb Foundation are presumed to be control persons of EAM because they own more than 25% of the voting stock of JAHI. Schneider Capital is a Pennsylvania corporation and is employee owned. Arnold C. Schneider III is considered to be a control person of Schneider Capital because he owns more than 25% of Schneider Capital's voting stock.

     ADVISORY FEES. Pursuant to an investment advisory agreement between Schneider Capital and the Trust, the Schneider Portfolio pays Schneider Capital an advisory fee which on an annual basis equals 0.60% of the portfolio's average daily net assets for services to the portfolio

     Pursuant to a separate investment advisory agreement, the IMPACT Portfolio pays EAM an advisory fee which on an annual basis equals 0.60% of the portfolio's average daily net assets for its services to the IMPACT Portfolio.

                             DISTRIBUTION OF SHARES

     IMIT has entered into a distribution agreement with IMPACT Financial Network, Inc. ("IFNI") in which IFNI is the principal distributor of shares of IMIT. IFNI is located at 2155 Resort Drive, Suite 108, Steamboat Springs, CO 80487. IFNI is a Florida corporation, and is a wholly-owned subsidiary of Jordan American Holdings, an affiliate of EAM. IFNI does not receive any fee or other compensation except as described under "Distribution Plans" and "Brokerage Transactions" herein.

     DISTRIBUTION PLANS. The portfolios have adopted Rule 12b-1 Plans (the "Plans"), which provide that IFNI, as distributor, is entitled to a reimbursement each month for the actual expenses incurred in the distribution and promotion of a portfolio's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with IFNI. Any expense of distribution in excess of the 12b-1 fees under the Plans will be borne by the adviser without any reimbursement or payment by the portfolio.

     The Plans also provides that to the extent that a portfolio, its adviser, IFNI or other parties on behalf of the portfolio, the adviser or IFNI makes payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the portfolio within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the applicable Plan. In no event shall the payments made under the Plans, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to the Conduct Rule 2830 of the National Association of Securities Dealers, Inc.

     Other expenses of distribution and marketing in excess of the maximum amounts permitted by the plans per annum will be borne by IFNI, and any amounts paid for the above services will be paid pursuant to a servicing or other agreement.

     The Plans were approved by the Board, including a majority of the Trustees who are not "interested persons" of IMIT as defined in the 1940 Act (and each of whom has no direct or indirect financial interest in the

Plans or any agreement related thereto, referred to herein as the ("12-b-1 Trustees"). The Board determined that a Plan may be of benefit to the portfolios, the shareholders and the Trust by helping a portfolio facilitate sales of shares to increase the assets in the portfolio, and, therefore, to achieve economies of scale. The Plans may be terminated at any time by the vote of the Board or the 12b-1 Trustees, or by the vote of a majority of the outstanding shares of a portfolio.

     IFNI, the Portfolio's distributor has a financial interest in the operation of the Plans. Charles R. Clark, Trustee of IMIT and Sr. Assistant Portfolio Manager of EAM, and Vice President of IFNI, has a direct financial interest in the operation of the Plans. A. J. Elko, President of IMIT, President and CEO of JAHI, and Vice President of IFNI, has a direct financial interest in the operation of the Plans. Gerald Bowyer, Trustee and Chief Economic Adviser of IMIT and Director of JAHI has a direct financial interest in the operation of the Plans. Emmett Pais, Secretary and Treasurer of IMIT and CFO of JAHI has a direct financial interest in the operation of the Plans.

                                 CODE OF ETHICS

     IMIT, the investment advisers and IFNI each have adopted a code of ethics under Rule 17j-1 of the Investment Company Act. These codes permit personnel to invest in securities, including securities that may be purchased or sold by the portfolios, subject to preclearance by IMIT's Compliance Officer and certain other conditions.

      ADMINISTRATIVE SERVICES, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     IMPACT Administrative Services, Inc., ("IASI"), 333 West Vine Street, Suite 206, Lexington, KY, 40507, is responsible for performing and overseeing administrative, transfer agent, dividend disbursing and fund accounting services on behalf of the portfolios. IASI is an affiliate of EAM., the adviser of the IMPACT Portfolio. The annual fee paid to IASI for services is 0.15% of each portfolio's average net assets. IASI provides all administrative services to the portfolios other then those relating to the investment portfolio of the portfolios. IASI also provides the portfolios' transfer agency services and provides fund accounting services to the portfolios.

     CUSTODIAN. The custodian for the securities and cash of IMIT and the portfolios is Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263. The custodian's services include, in addition to the custody of all cash and securities owned by IMIT, the maintenance of a custody account in the custodian's trust department, the segregation of all certificated securities owned by IMIT, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody account of IMIT, releasing and delivering securities from the custody account of IMIT, maintaining records with respect to such custody account, delivering to IMIT a daily and monthly statement with respect to such custody account, and causing proxies to be executed. The custodian's fee is paid by IASI from its administrative services fee.

     INDEPENDENT AUDITORS. Spicer, Jeffries & Co., 4155 E. Jewell Avenue, Suite 307, Denver, Colorado 80222, serves as the independent auditor for the portfolios. The auditor's fees are paid by IASI from the administrative services fee.

                             BROKERAGE TRANSACTIONS

     The adviser, when effecting the purchases and sales of portfolio securities for the account of a portfolio, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Portfolios or the adviser by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The adviser may use research and services provided to it by brokers and dealers in servicing all its clients; however, not all such services will be used by the adviser in connection with the Portfolios. Brokerage may also be allocated to dealers in consideration of a portfolio's share distribution but only when execution and price are comparable to that offered by other brokers.

     Some securities considered for investment by a portfolio may also be appropriate for other clients served by the adviser. If purchases or sales of securities consistent with the investment policies of a portfolio and one or more of these other clients served by the adviser is considered at or about the same time, transactions in such securities will be allocated among the portfolio and clients in a manner deemed fair and reasonable by the adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the adviser, and the results of such allocations, are subject to periodic review by the Portfolios' Board of Trustees.

     It is anticipated that the majority of the IMPACT Portfolio's brokerage transactions will be executed by IFNI, an affiliate of the portfolio's adviser.

                          SHARES OF BENEFICIAL INTEREST

     GENERAL INFORMATION. IMIT is a Massachusetts business trust. IMIT's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust presently has four series of shares, comprised of (i) IMPACT Total Return Portfolio, (ii) IMPACT 25 Fund, (iii) IMPACT 25 Variable Fund and (iv) Schneider Large Cap Variable Fund. Each of the IMPACT Total Return Portfolio and IMPACT 25 Fund have four classes, designated as Class A shares, Class F shares, Class R shares (formerly designated the Traditional Class, Wholesale Class and Retail Class respectively) and Institutional Class shares. The IMPACT 25 Fund is not presently offering and has no present plans to offer its Class R shares for sale. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, a portfolio's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of a portfolio are entitled to receive the assets available for distribution belonging to a portfolio. As used in the Prospectus and in this Statement of Additional Information, "assets belonging to the portfolio" means the consideration received by a portfolio upon the issuance or sale of shares in the portfolio together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds.

     VOTING RIGHTS. The participating insurance companies and their respective separate accounts are the shareholders of the portfolios. As shareholders of the portfolios, they have certain voting rights. Each share of a portfolio gives the shareholder one vote in Trustee elections and all other matters submitted to shareholders for a vote. All shares in IMIT have equal voting rights. Shares of all the portfolios of IMIT will be able to vote on the election of Trustees and in certain trust matters. Only holders of shares of a particular portfolio or share class will be able to vote on matters relating solely to that portfolio or share class.

     As a Massachusetts business trust, IMIT is not required to hold annual shareholder meetings, and does not intend to hold annual meetings.

     Trustees may be removed by the Board of Trustees or by shareholders at a special meeting. A special meeting of shareholders may be called by the Board of Trustees at any time and will be called by Trustees upon the written request of shareholders owning at least 10% of IMIT's outstanding shares of all series entitled to vote.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a series will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of the series. Under Rule 18f-2, the approval of any amendment to the investment advisory agreement or any change in investment policy submitted to shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

     MASSACHUSETTS PARTNERSHIP LAW. Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of IMIT. To protect its shareholders, IMIT has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of IMIT. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument IMIT or its Trustees enter into or sign.

     In the unlikely event that a shareholder is held personally liable for IMIT's obligations, IMIT is required by its Declaration of Trust to use its property to protect or compensate the shareholder. On request, IMIT will defend any claim made and pay any judgment against a shareholder for any act or obligation of IMIT. Therefore, financial loss resulting from liability as a shareholder will occur only if IMIT itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                         PURCHASING AND REDEEMING SHARES

     Each portfolio ordinarily effects orders to purchase and redeem shares at the portfolio's next computed net asset value after it receives an order. Insurance companies participating in each portfolio serves as the portfolio's designee for receiving orders of separate accounts that invest in the portfolio. Each portfolio currently offers shares only to insurance company separate accounts. In the future, the portfolios may offer their shares to pension and retirement plans that qualify for special federal income tax treatment.

     The Board of Trustees monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the portfolios. A portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

                                   TAX STATUS

     Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for this treatment, a portfolio must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o    invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

     To the extent that a fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. If a fund fails to qualify for such treatment, it is required to pay such taxes.

     Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by a portfolio is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the portfolio Shares.

     Since each portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to variable annuity contract holders and variable life insurance policy holders. For this information, variable annuity contract holders and variable life insurance policy holders should consult the applicable prospectus of the separate account of the participating insurance company or their tax advisers.

                             PERFORMANCE INFORMATION

     From time to time, the portfolios may advertise their respective total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representations can be made regarding actual future returns.

     Total return represents the change, over a specific period of time, in the value of an investment in a portfolio after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

     The average annual total return for shares of a portfolio is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.

     Average annual total return quotations used in a portfolio's advertising and promotional materials are calculated according to the following formula:

                                         n
                                 P(1 + T)  = ERV

     Where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of shares, the performance will be reduced for those shareholders paying those fees.

     PERFORMANCE COMPARISONS.

     The performance of shares depends upon such variables as:

     o    portfolio quality;

     o    average portfolio maturity;

     o    type of instruments in which the portfolio is invested;

     o    changes in interest rates and market value of portfolio securities;

     o    changes in the Portfolio's expenses; and

     o    various other factors.

     A portfolio's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of total return.

     To help investors evaluate how a portfolio might satisfy their investment objective, advertisements regarding a portfolio may discuss total return for a portfolio as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices and averages. The following publications, indices and averages may be used:

     o    Standard & Poor's 500 Composite Stock Price Index

     o    Russell 1000 Index

     o    Russell 1000 Value Index

                       IMPACT MANAGEMENT INVESTMENT TRUST

                          IMPACT TOTAL RETURN PORTFOLIO

                                 Class A Shares
                                 Class F Shares
                                 Class R Shares
                               Institutional Class

                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 28, 2002

                            AS AMENDED ON MAY 3, 2002

IMPACT Total Return Portfolio (the "Portfolio") is a diversified portfolio of Impact Management Investment Trust ("IMIT"). This Statement of Additional Information is not a prospectus, but supplements and should be read in conjunction with the prospectuses for IMPACT Total Return Portfolio dated January 28, 2002, as amended on May 3, 2002. To receive a copy of the prospectus, call toll-free, at 1-800-556-5856. Retain this Statement of Additional Information for future reference.

The Portfolio's most recent annual report to shareholders is a separate document that is incorporated by reference into this Statement of Additional Information. The Portfolio's annual and semi-annual reports to shareholders are available without charge by calling 1-800-556-5856.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INFORMATION ABOUT THE TRUST ................................................   1

INVESTMENT STRATEGIES, POLICIES AND RISKS ..................................   1

   Convertible Securities ..................................................   1
   Fixed-Income Securities .................................................   1
   Credit Quality ..........................................................   1
   Restricted And Illiquid Securities ......................................   1
   Temporary Investments ...................................................   1
   When-Issued And Delayed Delivery Transactions ...........................   2
   Repurchase Agreements ...................................................   2

INVESTMENT LIMITATIONS .....................................................   3

   Concentration Of Investments ............................................   3
   Investing In Real Estate ................................................   3
   Buying On Margin ........................................................   3
   Selling Short ...........................................................   3
   Issuing Senior Securities And Borrowing Money ...........................   3
   Lending Cash Or Securities ..............................................   4
   Underwriting ............................................................   4
   Investing In Minerals ...................................................   4
   Commodities Or Commodity Contracts ......................................   4
   Diversification Of Investments ..........................................   4

MANAGEMENT OF THE PORTFOLIOs ...............................................   5

TRUST OWNERSHIP ............................................................   6

INVESTMENT ADVISORY SERVICES ...............................................   6

   Investment Adviser ......................................................   6
   Investment Sub-Adviser ..................................................   6
   Advisory Fee ............................................................   6

DISTRIBUTION OF SHARES .....................................................   7

CODE OF ETHICS .............................................................   8

ADMINISTRATIVE SERVICES, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT ......   9

   Custodian ...............................................................   9
   Independent Auditors ....................................................   9

BROKERAGE TRANSACTIONS .....................................................  10

SHARES OF BENEFICIAL INTEREST ..............................................  10

PURCHASING SHARES ..........................................................  11

REDEEMING SHARES ...........................................................  11

   Redemption In Kind ......................................................  11

TAX STATUS .................................................................  12

PERFORMANCE INFORMATION ....................................................  12

   Performance Comparisons .................................................  13

FINANCIAL STATEMENTS .......................................................  13

                           INFORMATION ABOUT THE TRUST

IMPACT Total Return Portfolio (the "Portfolio") is a diversified portfolio of Impact Management Investment Trust ("IMIT"). IMIT was established as a Massachusetts business trust under a Declaration of Trust dated December 18, 1996. IMIT is an open-end management investment company. As of the date of this Statement of Additional Information, IMIT consists of four series, the IMPACT Total Return Portfolio, IMPACT 25 Fund, Schneider Large Cap Variable Fund and the IMPACT 25 Variable Fund. In our effort to stay current with the industry, we have renamed our Retail Class, Wholesale Class and Traditional Class shares, Class R, Class F and Class A shares, respectively.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

     CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. Convertible securities are usually preferred stock, bond issues or warrants that may be converted or exchanged by the holder into shares of the underlying common stock at a stated exchange ratio. A convertible security may also be subject to redemption by the issuer but only after a particular date and under certain circumstances (including a specified-price) established upon issue. If a convertible security held by the Portfolio is called for redemption, the Portfolio could be required to tender it for redemption, convert it to the underlying common stock, or sell it to a third party.

     FIXED-INCOME SECURITIES. The Portfolio may invest in fixed-income securities such as corporate bonds, debentures and notes if market conditions are such that the adviser believes that they present an opportunity for above-average performance over common stocks. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Portfolio will consider all circumstances deemed relevant in determining whether to continue to hold the security.

     CREDIT QUALITY. When investing in fixed income securities, the Portfolio will invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's")(Aaa, Aa, A, or Baa) or Standard & Poor's ("S&P")(AAA, AA, A, or
BBB). Securities that are rated Baa by Moody's or BBB by S&P, or, if unrated, are of comparable quality, may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated debt securities.

     RESTRICTED AND ILLIQUID SECURITIES. The Portfolio expects that any restricted securities acquired would be either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and other securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable. The Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by Trustees to be liquid.

     TEMPORARY INVESTMENTS. The Portfolio may invest in the following temporary investments for defensive purposes:

     Money Market Instruments
     ------------------------

     The Portfolio may invest in the following money market instruments:

     o instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC; and

     o prime commercial paper (rated A-1 by Standard and Poor's Ratings Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.).

     U.S. Government Obligations
     ---------------------------

     The types of U.S. government obligations in which the Portfolio may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     o    the full faith and credit of the U.S. Treasury;

     o    the issuer's right to borrow from the U.S. Treasury;

     o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

     o    the credit of the agency or instrumentality issuing the obligations.

     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

     o    Federal Farm Credit Banks;

     o    Federal Home Loan Banks;

     o    Federal National Mortgage Association;

     o    Student Loan Marketing Association; and

     o    Federal Home Loan Mortgage Corporation.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may purchase and sell securities on a "when issued" or "delayed delivery" basis.

     "When-issued" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued transactions may be expected to occur a month or more before delivery is due. Delayed delivery is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio until it receives payment or delivery from the other party to any of the above transactions. It is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain a separate account of cash or liquid securities at least equal to the value of purchase commitments until payment is made. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made although the Portfolio may earn income on securities it has deposited in a segregated account.

     The Portfolio may engage in these types of purchases in order to buy securities that fit with its investment objectives at attractive prices - not to increase its investment leverage. The Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

     REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' acceptances and other securities outlined above under
"Temporary Investments." In a repurchase agreement, the Portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller is required to maintain the value of securities subject to the agreement at not less than 100% of the repurchase price. The value of the securities purchased will be evaluated daily, and the adviser will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence. The use of repurchase agreements involves certain risks. For example, a default by the seller of the agreement may cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. While the Portfolio's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Portfolio's investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

     SECURITIES OF OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its assets in securities of other investment companies. Since all investment companies incur certain operating expenses, such as management fees and accounting fees, similar to the expenses of the Portfolio, any investment by the Portfolio in shares of another investment company would involve duplication of such expenses.

     PORTFOLIO TURNOVER. Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the adviser and/or sub-adviser believe it is appropriate to do so in light of the Portfolio's investment objective, without regard to the length of time a particular security may have been held. The Portfolio will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. Portfolio turnover for all Class of shares for the fiscal years ended September 30, 2001 was 163%. The portfolio turnover of Class A shares for the period February 3, 2000 (the date Class A shares began trading) to September 30, 2000 was 93%. The portfolio turnover of the Class F shares for the period October 5, 1999 (the date Class F shares began trading) to September 30, 2000 was 202%. The Portfolio turnover of Class R shares for the fiscal year ended September 30, 2000 was 206%. As the Institutional Class did not begin trading until December, 2001, there would be no Turnover rate for the fiscal year ended September 30, 2001.

                             INVESTMENT LIMITATIONS

     The investment objectives of the Portfolio and certain investment limitations set forth herein are fundamental policies of the Portfolio. The Portfolio's fundamental limitations cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

     The following limitations are fundamental policies of the Portfolio.

     CONCENTRATION OF INVESTMENTS. The Portfolio will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets at the time of purchase would be invested in any one industry. However, the Portfolio may at times invest 25% or more of the value of its total net assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such instruments.

     INVESTING IN REAL ESTATE. The Portfolio will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate, or in securities which are secured by real estate or interests in real estate.

     BUYING ON MARGIN. The Portfolio will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.

     SELLING SHORT. The Portfolio will not sell securities short.

     ISSUING SENIOR SECURITIES AND BORROWING MONEY. The Portfolio will not issue senior securities, except as permitted by its investment objective and policies, and except that the Portfolio may borrow money only in amounts up to one-third of the value of its net assets, including the amounts borrowed. Any such borrowings shall be from banks. The Portfolio will borrow money only as a temporary, extraordinary, or emergency measure, to facilitate management of the portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The
Portfolio will not purchase any securities while any such borrowings are outstanding.

     LENDING CASH OR SECURITIES. The Portfolio may not lend any of its assets except portfolio securities; however, it is not anticipated that the Portfolio will lend its portfolio securities.

     UNDERWRITING. The Portfolio will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     INVESTING IN MINERALS. The Portfolio will not purchase interests in oil, gas, or other mineral exploration or development programs, although it may purchase the securities of issuers which invest in or sponsor such programs.

     COMMODITIES OR COMMODITY CONTRACTS.

The Portfolio will not purchase or sell any commodities, or commodities contracts, including futures.

     DIVERSIFICATION OF INVESTMENTS. With respect to 75% of its assets, the Portfolio will not purchase the securities of any issuer (other than securities of the U.S. government, its agencies, or instrumentalities, or instruments secured by securities of such issuers, such as repurchase agreements) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer, nor will the Portfolio acquire more than 10% of any class of voting securities of any issuer. For these purposes, the Portfolio takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

     The following limitations are nonfundamental policies, which means that they may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF IMIT. The Portfolio will not purchase or retain the securities of any issuer if the officers and Trustees of IMIT, or the adviser, own individually more than 1/2 of 1% of the issuer's securities, or together own more than 5% of the issuer's securities.

PLEDGING ASSETS. The Portfolio will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total net assets at the time of the borrowing.

ACQUIRING SECURITIES TO EXERCISE CONTROL. The Portfolio will not purchase securities of a company for the purpose of exercising control or management. However, the Portfolio may hold up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Portfolio. In addition, the Portfolio, other companies advised by the adviser and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some such cases, the Portfolio and its affiliates might collectively be considered to be in control of such company. In some cases, Trustees and other persons associated with IMIT and its affiliates might possibly become directors of companies in which IMIT holds stock.

     For purposes of its policies and limitations, the Portfolio considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Portfolio has no present intent to borrow money in excess of 5% of the value of its total assets.

                          MANAGEMENT OF THE PORTFOLIOS

     IMIT and the Portfolio are managed by a Board of Trustees. The Trustees appoint officers to the Portfolio, and oversee the management and operations of the Portfolio. Officers and Trustees are listed with their addresses, birthdates, present positions with IMIT, and principal occupations.

Name:                    Gerald L. Bowyer*
Birthdate:               August 31, 1962
Address:                 820 Pine Hollow Road
                         McKees Rocks, PA 15136
Position with
Portfolio:               Chairman  of the Board of Trustees  and Chief  Economic
                         Adviser of IMIT

Occupation:              Host of "The Jerry Bowyer Program",  a daily Pittsburgh
                         radio program  launched in 1999,  focusing on business,
                         leadership,  politics  and current  events.  President,
                         Allegheny   Institute  (a  non-partisan   research  and
                         educational institute) from 1995 to 2001; host of "Focus on the Issues," a syndicated public affairs television program originating on WPCB, Cornerstone
                         TeleVision.  Director of Jordan American Holdings, Inc.
                         since June 2001.

Name:                    A.J. Elko*
Birthdate:               September 4, 1963
Address:                 333 West Vine Street, Suite 206
                         Lexington, KY 40507
Position with
Portfolio:               President

Occupation:              President  and  Chief   Executive   Officer  of  Jordan
                         American  Holdings,  Inc since  2001.  Chief  Operating
                         Officer and Chief Financial  Officer of Jordan American
                         Holdings,  Inc.  from 1999 to 2001.  Vice-President  of
                         IMPACT Financial  Network,  Inc. since 1999 , President
                         of IMPACT Administrative  Services, Inc. since 2001 and
                         President  of IMPACT Tax and  Business  Services,  Inc.
                         since  October,   2000.  Chief  Operating  Manager  and
                         founder of A.J. Elko & Associates, LLC, (a tax planning and tax preparation services company) from 1995 to 2000. Name: Oleen Eagle Birthdate: September 28, 1930
                         Address: 3215 Chestnut Street Murrysville, PA 15668

Name:                    Oleen Eagle
Birthdate:               September 28, 1930
Address:                 3215 Chestnut Street
                         Murrysville, PA 15668
Position with
Portfolio:               Trustee

Occupation:              President of Cornerstone  TeleVision  since 1987,  Vice
                         and   General   Manager  of   Cornerstone   TeleVision,
                         1976--1987,  President  and  Director of Group C (a for
                         profit  subsidiary  of  Cornerstone  TeleVision)  since
                         1991, Vice President and Director of Christian  Advance
                         International   (a   nonprofit   Christian   missionary
                         organization) since 1985.

Name:                    Mark Dreistadt
Birthdate:               July 27, 1954
Address:                 133 Harvest Lane
                         Harrison City, PA 19636
Position with
Portfolio:               Trustee

Occupation:              Vice  President  of   Administration   and  Finance  at
                         Cornerstone TeleVision since January 2000. January 1999 to December 1999, General Manager of WPXU, a Pasxon
                         Family television station, in Decatur,  Illinois.  From
                         January 1989 to December 1998,  General  Manager at FHL
                         Television, which was acquired by Paxson in 1999.

Name:                    Emmett A. Pais, CPA*
Birth date:              November 14, 1963
Address:                 185 Mary Ellen Drive
                         North Versailles, PA 15137
Position with
Portfolio:               Secretary and Treasurer

Occupation:              CFO of  Jordan  American  Holdings,  Inc.  since  2001.
                         Accounting  and Tax Manager of IMPACT Tax and  Business
                         Services, Inc. since 2000. Tax preparer and accountant for John W. Sinichak, CPA from 1998 to 2000. Staff auditor for audit department of USBANCORP, Inc. from 1997 to 1998.

* An "interested person" of IMIT, as defined in the Investment Company Act of 1940, as amended.

     Trustees who are not interested persons of IMIT or the adviser receive compensation of $500 per meeting attended. For the fiscal year ended September 30, 2001, the non-interested trustees of IMIT received the following compensation:

      Trustee            Compensation from IMIT     Total Compensation from IMIT
      -------            ----------------------     ----------------------------

    Oleen Eagle                  $2,000                        $2,000
   Mark Dreistadt                $1,500                        $1,500
Gerald L. Bowyer (1)             $1,500                        $1,500

     (1) Mr. Bowyer became an interested person of IMIT in June of 2001 in connection with his election to the board of directors of Jordan American Holdings, Inc. See "Investment Adviser" below.

                                 TRUST OWNERSHIP

     As of January , 2002, officers and Trustees of IMIT owned individually and together less than 1% of IMIT's outstanding Shares.

     As of January , 2002, no individual shareholder owned beneficially more than 5% of the outstanding voting shares of the Portfolio.

                          INVESTMENT ADVISORY SERVICES

     INVESTMENT ADVISER. The Portfolio's adviser is Equity Assets Management, Inc. ("EAM") a wholly owned subsidiary of Jordan American Holdings, Inc.("JAHI"). JAHI is a holding company whose principal subsidiary is EAM. W. Neal Jordan and the Kirkland S. and Rena B. Lamb Foundation are presumed to be control persons of EAM because they each own more than 25% of the voting stock of JAHI. The Portfolio's principal distributor, IMPACT Financial Network, Inc., is an affiliate of EAM.

     Subject to the authority of the Board of Trustees of the Portfolio, EAM is responsible for the overall management of the Portfolio.

     INVESTMENT SUB-ADVISER. Schneider Capital Management, ("SCM") the Portfolio's sub-adviser, is a Pennsylvania corporation and is employee owned. Arnold C. Schneider III is considered to be a control person of Schneider Capital because he owns more than 25% of Schneider Capital's voting stock. Subject to the authority of the Board of Trustees, the sub-adviser manages the Portfolio's assets in accordance with the Portfolio's investment objectives and policies described above. The sub-adviser provides the Portfolio with on-going research, analysis, advice and judgments regarding the Portfolio's investments. The sub-adviser also purchases and sells securities on behalf of the Portfolio.

     ADVISORY FEE. Under the Portfolio's investment advisory contract, the Portfolio pays an annual investment advisory fee equal to 1.25% of the Portfolio's average daily net assets. Pursuant to the investment advisory contract, the adviser and the sub- adviser may voluntarily waive some or all of its fee. The advisory fee is calculated daily and paid on a monthly basis. The sub-adviser's fee is 0.60% of the Portfolio's average daily net assets, and is paid by the adviser out of its fees. For the fiscal year ended September 30, 2001, the Portfolio paid an aggregate advisory fee of 1.25% of the Portfolio's average net assets.

During the fiscal years ended September 30, 1999, 2000 and 2001, IMIT paid the adviser $93,115, $56,650 and $45,476, respectively for advisory services on behalf of the Portfolio. The sub-adviser began providing advisory services to the Portfolio on May 1, 1999, and for the period ended September 30, 1999 was paid $29,662 for sub-advisory services. During the fiscal year ended September 30, 2000 and 2001, the sub-adviser was paid $27,152 and $ 21,635 respectively.

     Each class of shares of the Portfolio pays its respective pro rata portion of the advisory fees payable by the Portfolio.

                             DISTRIBUTION OF SHARES

     IMPACT Financial Network, Inc. ("IFNI") is the principal distributor of shares of IMIT. IFNI is located at 2155 Resort Drive, Suite 108, Steamboat Springs, CO 80487. IFNI is a Florida corporation, and is an affiliate of EAM
IFNI does not receive any fee or other compensation except as described under "Distribution Plan" below, and "Brokerage Transactions" herein.

DISTRIBUTION OF CLASS A SHARES. Class A shares of the Portfolio are sold with a front-end sales charge. This sales charge is discussed in the Portfolio's prospectus.

     The amount of sales charge reallowed to dealers, as a percentage of the offering price of Class A shares, is as follows:

               Amount of Purchase                         Amount Paid to Dealers
               ------------------                         ----------------------
Under $25,000                                                      5.00%
$25,000 but less than $50,000                                      4.25%
$50,000, but less than $100,000                                    3.75%
$100,000, but less than $250,000                                   2.75%
$250,000, but less than $500,000                                   2.00%
$500,000, but less than $750,000                                   1.60%
$750,000 but less than $1 million                                  1.20%
$1 million or more and certain other investments
described                                                           none

     IFNI will pay the dealer concession to those selected dealers who have entered into an agreement with IFNI. The dealer's concession may be changed from time to time. Further, IFNI may from time to time offer incentive compensation to dealers who sell Portfolio shares subject to sales charges, allowing such dealers to retain an additional portion of the sales charge. On some occasions, such cash or incentives will be conditioned upon the sale of a specified minimum dollar amount of the Portfolio shares during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an "underwriter" under federal securities laws. All such sales charges are paid to the securities dealer involved in the trade, if any. No sales charge will be assessed on the reinvestment of dividends or distributions.

DISTRIBUTION PLANS. The Portfolio has adopted Rule 12b-1 Plans (the "Plans"), for Class A, F and R shares (formally designated the Traditional Class, Wholesale Class and the Retail Class respectively). The Plans provide that IFNI, as distributor, is entitled to a reimbursement each month for the actual expenses incurred in the distribution and promotion of the Portfolio's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with IFNI. Any expense of distribution in excess of the 12b-1 fees under the Plans will be borne by the adviser without any reimbursement or payment by the Portfolio.

     The Plans also provides that to the extent that the Portfolio, the adviser, IFNI or other parties on behalf of the Portfolio, the adviser or IFNI makes payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Portfolio within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the applicable Plan. In no event shall the payments made under the Plans, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc., Article III, Section 26(d)(4).

     Other expenses of distribution and marketing in excess of the maximum amounts permitted by the Plans per annum will be borne by IFNI, and any amounts paid for the above services will be paid pursuant to a servicing or other agreement.

     The Plans were approved by the Board, including a majority of the Trustees who are not "interested persons" of IMIT as defined in the 1940 Act (and each of whom has no direct or indirect financial interest in the Plans or any agreement related thereto, referred to herein as the ("12b-1 Trustees"). The Board determined that a Plan may be of benefit to the relevant class of the Portfolio, to the shareholders of such class, and to the Trust by helping the Portfolio and its classes facilitate sales of shares to increase the assets in the Portfolio, and, therefore, to achieve economies of scale. The Plans may be terminated at any time by the vote of the Board or the 12b-1 Trustees, or by the vote of a majority of the outstanding applicable class of shares of the Portfolio.

     IFNI, the Portfolio's distributor, and EAM, adviser to the portfolio and affiliate of IFNI, each have a financial interest in the operation of the Plans. Charles R. Clark, Sr. Assistant Portfolio Manager of EAM, and President of IFNI, has a direct financial interest in the operation of the Plans. A. J. Elko, President of IMIT, President and CEO of JAHI, and Vice President of IFNI, has a direct financial interest in the operation of the Plans. Gerald Bowyer, Trustee and Chief Economic Adviser of IMIT and Director of JAHI has a direct financial interest in the operation of the Plans. Emmett Pais, Secretary and Treasurer of IMIT and CFO of JAHI has an indirect financial interest in the operation of the Plans.

     During the fiscal years ended September 30, 2000 and 2001 the Portfolio paid IFNI $37,634 and $23,273, respectively in 12b-1 fees. These fees consisted of $ 403, $18,885 and $3,985 from Class A, C and F shares, respectively for the fiscal year ended September 30, 2001. The manner in which 12b-1 fees accrued for the fiscal year ended September 30, 2001 is as follows:

                                                                          2001
                                                                          ----

Fund Serve Software                                                     $ 23,808
Printing, Supplies, & Office Expenses - Sales                              8,705
Office Space - Sales                                                       8,590
Marketing                                                                 98,718
Sales Personnel Compensation                                              19,092
Broker/Dealer Sponsorship                                                 21,875
Total                                                                   $180,789

     Unreimbursed expenses, which will carry forward, totaled $322,713, or 7.0%of the portfolio's net assets on September 30, 2001. This amount includes a balance carried forward from the previous fiscal year ended September 30, 2000 of $170,585.

                                 CODE OF ETHICS

     IMIT, the investment adviser, the sub-adviser and distributor each have adopted a code of ethics under Rule 17j-1 of the Investment Company Act. These codes permit personnel to invest in securities, including securities that may be purchased or sold by the Portfolio, subject to preclearance by IMIT's Compliance Officer and certain other conditions.

                   ADMINISTRATIVE SERVICES, TRANSFER AGENT AND
                            DIVIDEND DISBURSING AGENT

     IMPACT Administrative Services, Inc., ("IASI"), 333 West Vine Street, Suite 206, Lexington, KY 40507, is responsible for performing and overseeing administrative, transfer agent, dividend disbursing and fund accounting services on behalf of the Portfolio. IASI is an affiliate of EAM, the adviser. The fee paid to IASI for services is as follows:

     For the transfer agency and dividend disbursing services rendered by the Administrator pursuant to this Agreement, IMIT shall pay the Administrator at the beginning of each month, a monthly pro rata amount of the following annual fees:

     Shareholder account fee                                             $  8.25
     Minimum annual fee per initial portfolio                            $15,000
     Additional annual fee for each additional class                     $ 5,000

         For  the  administration  and  accounting   services  rendered  by  the
Administrator pursuant to this Agreement, IMIT shall pay the Administrator at the beginning of each month, a fee, calculated as follows:

     Fee for first $50 million in total fund assets                      0.06%1
     Fee for over $50 million up to $100 million in total fund assets    0.05%1
     Fee for over $100 million in total fund assets                      0.04%1
     Minimum annual fee                                                  $48,000
     Additional annual fee for each additional class                     $12,000

     From the commencement of Portfolio operations until May 1,1999, shareholders were directly charged $165 per account per year for Portfolio administrative services. Total fees charged to shareholder accounts for the period June 17, 1997 (commencement of operations) to September 30, 1997 amounted to $114. This entire amount was paid to IMPACT Management Services, Inc. ("IMSI"), the Portfolio's former administrator. Total fees charged to shareholder accounts for the fiscal years ended September 30, 2001 and 2000 amounted to $ 12,733 and $15,852, respectively.

     Closed accounts will remain in the shareholder files until all Forms 1099 and 5498 have been sent to shareholders and reported (via magnetic media) to the Internal Revenue Service.

     CUSTODIAN. The custodian for the securities and cash of IMIT and the Portfolio is Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263. The custodian's services include, in addition to the custody of all cash and securities owned by IMIT, the maintenance of a custody account in the custodian's trust department, the segregation of all certificated securities owned by IMIT, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody account of IMIT, releasing and delivering securities from the custody account of IMIT, maintaining records with respect to such custody account, delivering to IMIT a daily and monthly statement with respect to such custody account, and causing proxies to be executed. The custodian's fee is paid by the Portfolio.

     INDEPENDENT  AUDITORS.  From the  Portfolio's  inception  until January 15,
1999, Arthur F. Bell, Jr. & Associates, L.L.C. served as auditors for the Portfolio. Effective April 29, 1999, Spicer, Jeffries & Co. serves as the independent auditor for the Portfolio. The auditor's fees are paid by the Fund.

-------------------
1 Calculated annually of the average daily net assets of each portfolio for the previous month.

                             BROKERAGE TRANSACTIONS

     The adviser and/or sub-adviser, when effecting the purchases and sales of portfolio securities for the account of the Portfolio, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Portfolio or the adviser or sub-adviser by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The adviser or sub-adviser may use research and services provided to it by brokers and dealers in servicing all its clients; however, not all such services will be used by the adviser in connection with the Portfolio. Brokerage may also be allocated to dealers in consideration of the Portfolio's share distribution but only when execution and price are comparable to that offered by other brokers.

     Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the adviser or sub-adviser. If purchases or sales of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the adviser or sub-adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the adviser or sub-adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the adviser or sub-adviser, and the results of such allocations, are subject to periodic review by the Portfolio's Board of Trustees.

     For the fiscal year ended September 30, 1998, the aggregate amount of commissions paid by the Portfolio to IFNI was $41,000. For the fiscal year ended September 30, 1999, the aggregate amount of commissions paid by the Portfolio was $77,783, of which $27,081 was paid to IFNI. Also, for the fiscal years ended September 30, 2001, 2000 and 1999, $20,030, $48,787 and $10,140, respectively of broker commissions related to portfolio transactions valued at $12,843,373, $20,067,918 and $19,777,006, respectively were paid to brokers providing research services to the Sub-Adviser. During the year ended September 30, 2001 and 2000, $0 in commissions were paid to IFNI.

                          SHARES OF BENEFICIAL INTEREST

GENERAL INFORMATION. IMIT is a Massachusetts business trust. IMIT's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust presently has four series of shares, comprised of (i) IMPACT Total Return Portfolio, (ii) IMPACT 25 Fund, (iii) IMPACT 25 Variable Fund and (iv) Schneider Large Cap Variable Fund. Each of the IMPACT Total Return Portfolio and the IMPACT 25 Fund have four classes, designated as Class A shares, Class F shares, Class R shares (formally designated the Traditional Class, Wholesale Class and the Retail Class respectively) and Institutional Class shares. The IMPACT 25 Fund is not presently offering and has no present plans to offer its Class R shares for sale. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Portfolio's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of the Portfolio are entitled to receive the assets available for distribution belonging to the Portfolio. As used in the Prospectus and in this Statement of Additional Information, "assets belonging to the Portfolio" means the consideration received by the Portfolio upon the issuance or sale of shares in the Portfolio together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds.

VOTING RIGHTS. Each share of the Portfolio gives the shareholder one vote in Trustee elections and all other matters submitted to shareholders for a vote. All shares in IMIT have equal voting rights. If and when IMIT creates other portfolios, shares in any such portfolios will also be able to vote in elections of Trustees and in certain trust matters.

Only holders of shares of a particular series or class will be able to vote on matters relating solely to that series or class.

     As a Massachusetts business trust, IMIT is not required to hold annual shareholder meetings, and does not intend to hold annual meetings.

     Trustees may be removed by the Board of Trustees or by shareholders at a special meeting. A special meeting of shareholders may be called by the Board of Trustees at any time and will be called by Trustees upon the written request of shareholders owning at least 10% of IMIT's outstanding shares of all series entitled to vote.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a series will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of the series. Under Rule 18f-2, the approval of any amendment to the investment advisory agreement or any change in investment policy submitted to shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

MASSACHUSETTS PARTNERSHIP LAW. Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of IMIT. To protect its shareholders, IMIT as filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of IMIT. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument IMIT or its Trustees enter into or sign.

     In the unlikely event that a shareholder is held personally liable for IMIT's obligations, IMIT is required by its Declaration of Trust to use its property to protect or compensate the shareholder. On request, IMIT will defend any claim made and pay any judgment against a shareholder for any act or obligation of IMIT. Therefore, financial loss resulting from liability as a shareholder will occur only if IMIT itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                PURCHASING SHARES

     Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the Prospectus under "How To Purchase Shares."

                                REDEEMING SHARES

     The Portfolio redeems shares at the next computed net asset value after the Portfolio receives the redemption request. Redemption procedures are explained in the prospectus under "How To Redeem Shares."

     REDEMPTION IN KIND. IMIT has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which IMIT is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless Trustees determine that payments should be in kind. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that Trustees deem fair and equitable.

     Redemption in kind is not as liquid as cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

                                   TAX STATUS

     The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for this treatment, the Portfolio must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o    invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

     To the extent that a fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. If a fund fails to qualify for such treatment, it is required to pay such taxes.

     Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Portfolio is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Portfolio shares.

                             PERFORMANCE INFORMATION

     From time to time, the Portfolio may advertise its total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representations can be made regarding actual future returns.

     Total return represents the change, over a specific period of time, in the value of an investment in the Portfolio after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

     The average annual total return for shares of the Portfolio is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.

     Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                         n
                                 P(1 + T)  = ERV

     Where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication.

Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return of the Class A shares for the one year period ended September 30, 2001 was 9.16%, and for the period February 3, 2000 (Commencement of Operations) to September 30, 2001 was 22.25%. Average annual total return of Class F shares for the one year period ended September 30, 2001 was 9.20% and for the period October 5, 1999 (commencement of operations) to September 30, 2001 was 20.34%. Average annual total return of Class R shares for the one year period ended September 30, 2001 was 8.24% and for the period June 17, 1997 (commencement of operations) to September 30,2001 was 6.13%. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of shares, the performance will be reduced for those shareholders paying those fees.

     PERFORMANCE COMPARISONS

     The performance of shares depends upon such variables as:

     o    portfolio quality;

     o    average portfolio maturity;

     o    type of instruments in which the portfolio is invested;

     o    changes in interest rates and market value of portfolio securities;

     o    changes in the Portfolio's expenses; and

     o    various other factors.

     The Portfolio's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of total return.

     To help investors evaluate how the Portfolio might satisfy their investment objective, advertisements regarding the Portfolio may discuss total return for the Portfolio as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices and averages. The following publications, indices and averages may be used:

     o    Standard & Poor's 500 Composite Stock Price Index

     o    Russell 1000 Value Index

                              FINANCIAL STATEMENTS

     The audited financial statements and financial highlights of the Portfolio for the fiscal years ended September 30, 2001 and 2000 as set forth in the Portfolio's annual report to shareholders, and the report thereon of Spicer Jeffries & Co., independent accountants, are incorporated herein by reference.